INVENTORIES	12 Months Ended
Dec. 31, 2024
INVENTORIES
INVENTORIES
6.	INVENTORIES

	As of December 31,
	2023	2024
	RMB	RMB
Raw materials	126,347	191,578
Work-in-process	199,153	225,726
Finished goods	170,377	64,833
Inventories	495,877	482,137

Inventory write-down was RMB39,431, RMB9,290 and RMB2,222, respectively, for the years ended December 31, 2022, 2023 and 2024.